Debt - Schedule of Future Repayments of Debt Outstanding (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Debt Disclosure [Abstract]
2015	$ 23.2
2016	3.2
2017	282.1
2018	0
2019	400.0
Total	$ 708.5